Unaudited Consolidated Statements of Changes in Accumulated Deficit - USD ($)		Total	Ordinary shares		Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance at Jun. 30, 2023		$ 1,566,505	$ 2,948	[1]	$ 2,176,796	$ (568,460)	$ (54,740)
Balance (in Shares) at Jun. 30, 2023	[1]		1,179,200
Net Income		760,198				760,198
Foreign currency translation adjustment		(604,934)					(604,934)
Balance at Dec. 31, 2023		1,721,808	$ 2,948	[1]	2,176,796	191,738	(659,674)
Balance (in Shares) at Dec. 31, 2023	[1]		1,179,200
Net Income		531,469		[1]		531,469
Issuance of ordinary shares		8,413,396	$ 276	[1]	8,413,120
Issuance of ordinary shares (in Shares)	[1]		110,400
Foreign currency translation adjustment		615,282		[1]			615,282
Balance at Jun. 30, 2024		11,271,955	$ 3,224	[1]	10,589,916	723,207	(44,392)
Balance (in Shares) at Jun. 30, 2024	[1]		1,289,600
Net Income		(232,533)		[1]		(232,533)
Issuance of ordinary shares		7,749,921	$ 4,017	[1]	7,745,903
Issuance of ordinary shares (in Shares)	[1]		1,606,800
Foreign currency translation adjustment		(46,620)		[1]			(46,620)
Balance at Dec. 31, 2024		$ 18,742,723	$ 7,241	[1]	$ 18,335,819	$ 490,674	$ (91,012)
Balance (in Shares) at Dec. 31, 2024	[1]		2,896,400

[1]	Retrospectively restated for effect of reverse share split on January 10, 2025 (see Note 12 and Note 16).